Borrowings - Effective weighted-average interest rates of borrowings (Detail)	Mar. 31, 2017	Mar. 31, 2016
Schedule of Borrowings [Line Items]
Short-term borrowings	1.20%	0.77%
Long-term borrowings	0.90%	0.88%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.03%	1.45%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.26%	0.89%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.37%	0.36%